Litigation and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Incurred royalty expense	$ 2.8	$ 3.3	$ 3.0
Incurred advertising expense	$ 4.1	$ 3.3	$ 3.0